UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
November 5, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: $2,125,997 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED   NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    38341  561275 SH       SOLE                 526040        35235
ABB Ltd                        ADR        000375204    25568 1317959 SH       SOLE                1235876        82083
Adobe Systems, Inc             COM        00724F101     2566   65000 SH       SOLE                  65000
Affiliated Managers Group      COM        008252108     5816   70200 SH       SOLE                  70200
Aflac, Inc.                    COM        001055102    26309  447813 SH       SOLE                 420024        27789
Altera Corp.                   COM        021441100     2192  106000 SH       SOLE                 106000
American Eagle Outfitters      COM        02553E106     8994  589800 SH       SOLE                 589800
American Express               COM        025816109    26359  743978 SH       SOLE                 708153        35825
Amgen, Inc.                    COM        031162100     6751  113900 SH       SOLE                 113900
Apache Corp                    COM        037411105    10381   99550 SH       SOLE                  99500           50
Applied Materials, Inc.        COM        038222105     3329  220000 SH       SOLE                 220000
Autoliv, Inc.                  COM        052800109    16801  497804 SH       SOLE                 477029        20775
Bankamerica Corp               COM        060505104     2481   70875 SH       SOLE                  70875
Bed Bath Beyond Inc            COM        075896100    12342  392930 SH       SOLE                 392815          115
Berkshire Hathaway, Inc. Cl B  COM        084670207    48450   11024 SH       SOLE                  10285          739
Best Buy Company               COM        086516101    36392  970449 SH       SOLE                 918704        51745
Biogen Idec                    COM        09062X103     6995  139100 SH       SOLE                 139100
Brookfield Asset Management    COM        112585104    21887  797616 SH       SOLE                 764502        33114
Brown & Brown Inc.             COM        115236101    18300  846461 SH       SOLE                 811646        34815
Brown-Forman Corporation       COM        115637209    16893  235249 SH       SOLE                 225846         9403
Capital One Finl Corp          COM        14040H105    12158  238400 SH       SOLE                 238400
Carmax, Inc.                   COM        143130102     9440  674286 SH       SOLE                 646683        27603
Charles River Laboratories     COM        159864107    39796  716663 SH       SOLE                 684930        31733
Check Point Software Tech.     COM        M22465104     4093  180000 SH       SOLE                 180000
Cisco Systems, Inc.            COM        17275R102    65606 2908064 SH       SOLE                2758357       149707
Citigroup, Inc.                COM        172967101     5527  269500 SH       SOLE                 269500
Clorox Co.                     COM        189054109    27301  435486 SH       SOLE                 418251        17235
Coach Inc.                     COM        189754104     5774  230600 SH       SOLE                 230600
Coca Cola Co                   COM        191216100    38142  721286 SH       SOLE                 676071        45215
Comcast, Corp. Special Cl A    COM        20030N200    47894 2428725 SH       SOLE                2276929       151796
Community Health Systems       COM        203668108     2931  100000 SH       SOLE                 100000
Covanta Holding Corp.          COM        22282E102    16951  708046 SH       SOLE                 678963        29083
Dell Computer Corp             COM        24702R101     6193  375800 SH       SOLE                 375800
Diageo                         ADR        25243Q205    27201  395021 SH       SOLE                 370871        24150
Dover Corp.                    COM        260003108    28217  695858 SH       SOLE                 652433        43425
Dun & Bradstreet               COM        26483E100    21027  222842 SH       SOLE                 213968         8874
EBAY Inc.                      COM        278642103     8273  369655 SH       SOLE                 369655
EMC Corp/Mass                  COM        268648102    26831 2243425 SH       SOLE                2139035       104390
Expeditors International Wash  COM        302130109    15122  434034 SH       SOLE                 416294        17740
Fiserv, Inc                    COM        337738108    58430 1234792 SH       SOLE                1181347        53445
Flextronics Intl LTD           COM        Y2573F102     6294  889000 SH       SOLE                 889000
Franklin Resources Inc         COM        354613101    25599  290466 SH       SOLE                 273530        16936
Garmin LTD                     COM        G37260109     5478  161400 SH       SOLE                 161400
Genentech Inc.                 COM        368710406     1774   20000 SH       SOLE                  20000
General Cable Corporation      COM        369300108     8000  224530 SH       SOLE                 215587         8943
General Electric               COM        369604103    37341 1464354 SH       SOLE                1374570        89784
Genzyme                        COM        372917104      291    3600 SH       SOLE                   3600
Google Inc                     COM        38259p508    41747  104233 SH       SOLE                  98587         5646
Home Depot                     COM        437076102     4409  170300 SH       SOLE                 170300
Idex Corp.                     COM        45167R104    15851  511006 SH       SOLE                 490201        20805
Int'l Game Technology          COM        459902102    19168 1115737 SH       SOLE                1069955        45782
Intuit, Inc.                   COM        461202103    10757  340300 SH       SOLE                 340300
Iron Mountain Incorporated     COM        462846106    19541  800513 SH       SOLE                 768418        32095
Jacobs Engineering Group, Inc. COM        469814107    38461  708180 SH       SOLE                 675350        32830
Johnson & Johnson              COM        478160104    37148  536204 SH       SOLE                 502450        33754
Johnson Controls               COM        478366107    38459 1268017 SH       SOLE                1189020        78997
Kaydon Corporation             COM        486587108    10843  240624 SH       SOLE                 230979         9645
Kohls Corp                     COM        500255104    10903  236610 SH       SOLE                 236610
Laboratory Crp of Amer Hldgs   COM        50540R409    22383  322054 SH       SOLE                 309319        12735
Leucadia National Corp         COM        527288104    15889  349659 SH       SOLE                 335806        13853
Liberty Global Inc.-Series C   COM        530555309    21435  763091 SH       SOLE                 734330        28761
Linear Tech Corp.              COM        535678106     2529   82500 SH       SOLE                  82500
Lowe's Companies               COM        548661107     7879  332600 SH       SOLE                 332600
MGIC Investment                COM        552848103     1215  172800 SH       SOLE                 172800
Markel Corp.                   COM        570535104    61091  173802 SH       SOLE                 166630         7172
Marshall & Ilsley              COM        571837103     7156  355125 SH       SOLE                 354770          355
Martin Marietta Mat.           COM        573284106    18262  163085 SH       SOLE                 156711         6374
Medtronic Inc.                 COM        585055106    39258  783594 SH       SOLE                 736644        46950
Merrill Lynch                  COM        590188108     6254  247200 SH       SOLE                 247200
Microsoft Corp                 COM        594918104    56038 2099573 SH       SOLE                1978330       121243
Millipore Corp                 COM        601073109    42924  623894 SH       SOLE                 595840        28054
Mirant Corporation             COM        60467R100    11315  618652 SH       SOLE                 593534        25118
Mohawk Industries, Inc.        COM        608190104    28349  420675 SH       SOLE                 404088        16587
Morgan Stanley                 COM        617446448     5014  218000 SH       SOLE                 218000
Mylan Labs                     COM        628530107     5210  456215 SH       SOLE                 455950          265
Novartis Ag                    ADR        66987v109    41160  778947 SH       SOLE                 730542        48405
Odyssey Re Holdings Corp       COM        67612W108    18371  419422 SH       SOLE                 401993        17429
Office Depot                   COM        676220106       87   15000 SH       SOLE                  15000
Pfizer, Inc.                   COM        717081103     7262  393800 SH       SOLE                 393800
Powershares QQQ Nasdaq 100     COM        73935A104     8833  227000 SH       SOLE                 227000
Proctor & Gamble               COM        742718109      367    5270 SH       SOLE                   5130          140
QLogic Corp                    COM        747277101     2416  157300 SH       SOLE                 157300
Qualcomm, Inc.                 COM        747525103     1289   30000 SH       SOLE                  30000
Quest Diagnostics              COM        74834L100    33863  655364 SH       SOLE                 614012        41352
S&P 500 Depository Receipt     COM        78462F103      664    5722 SH       SOLE                   5434          288
SEI Investments Co.            COM        784117103    21258  957554 SH       SOLE                 919915        37639
Schlumberger Ltd               COM        806857108    28626  366579 SH       SOLE                 348284        18295
Staples Inc.                   COM        855030102    21540  957352 SH       SOLE                 896879        60473
Starbucks Corp                 COM        855244109    19464 1308926 SH       SOLE                1269996        38930
State Street Boston Corp       COM        857477103    33729  592984 SH       SOLE                 563754        29230
Symantec Corp                  COM        871503108     6912  353000 SH       SOLE                 353000
Synovus Financial Corp         COM        87161C105    10937 1056759 SH       SOLE                1024185        32574
Target Corporation             COM        87612E106    50196 1023355 SH       SOLE                 972440        50915
Techne Corp                    COM        878377100    13613  188754 SH       SOLE                 181022         7732
Tiffany & Co.                  COM        886547108    13950  392738 SH       SOLE                 377548        15190
Total System Services Inc.     COM        891906109    13034  794772 SH       SOLE                 763230        31542
Transocean Inc.                COM        G90073100     6004   54660 SH       SOLE                  54600           60
Unit Corp                      COM        909218109    14665  294366 SH       SOLE                 282068        12298
United Healthcare Corp.        COM        91324P102     7493  295125 SH       SOLE                 295125
United Parcel Service - Cl B   COM        911312106    36920  587050 SH       SOLE                 554175        32875
Valero Energy Corp             COM        91913Y100     2121   70000 SH       SOLE                  70000
Varian Medical Systems         COM        92220P105     2337   40900 SH       SOLE                  40900
Walgreen Co                    COM        931422109    42619 1376594 SH       SOLE                1290519        86075
Waste Management, Inc.         COM        94106L109    15683  498018 SH       SOLE                 478676        19342
Waters Corp.                   COM        941848103     4439   76300 SH       SOLE                  76300
Wells Fargo & Co               COM        949746101    50022 1332848 SH       SOLE                1272798        60050
Williams-Sonoma, Inc.          COM        969904101     6957  430000 SH       SOLE                 430000
Wynn Resorts LTD               COM        983134107    10102  123742 SH       SOLE                 118593         5149
XTO Energy Inc.                COM        98385X106     6623  142370 SH       SOLE                 142200          170
Xilinx, Inc.                   COM        983919101     1149   49000 SH       SOLE                  49000
Yahoo! Inc                     COM        984332106     5882  340000 SH       SOLE                 340000
Zebra Technologies Corp-Cl A   COM        989207105    23020  826562 SH       SOLE                 800710        25852
Zimmer Holdings Inc.           COM        98956P102    54071  837531 SH       SOLE                 802478        35053